Average Annual Total Returns - Voya Solution 2045 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2045 Index 1 Yr		Class ADV S&P Target Date 2045 Index 5 Yrs		Class ADV S&P Target Date 2045 Index 10 Yrs		Class ADV S&P Target Date 2045 Index Since Inception	Class ADV Russell 3000® Index 1 Yr		Class ADV Russell 3000® Index 5 Yrs		Class ADV Russell 3000® Index 10 Yrs		Class ADV Russell 3000® Index Since Inception	Class ADV MSCI EAFE® Index, 1 Yr		Class ADV MSCI EAFE® Index, 5 Yrs		Class ADV MSCI EAFE® Index, 10 Yrs		Class ADV MSCI EAFE® Index, Since Inception	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2045 Index 1 Yr		Class I S&P Target Date 2045 Index 5 Yrs		Class I S&P Target Date 2045 Index 10 Yrs		Class I S&P Target Date 2045 Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class I MSCI EAFE® Index, 1 Yr		Class I MSCI EAFE® Index, 5 Yrs		Class I MSCI EAFE® Index, 10 Yrs		Class I MSCI EAFE® Index, Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2045 Index 1 Yr		Class S S&P Target Date 2045 Index 5 Yrs		Class S S&P Target Date 2045 Index 10 Yrs		Class S S&P Target Date 2045 Index Since Inception	Class S Russell 3000® Index 1 Yr		Class S Russell 3000® Index 5 Yrs		Class S Russell 3000® Index 10 Yrs		Class S Russell 3000® Index Since Inception	Class S MSCI EAFE® Index, 1 Yr		Class S MSCI EAFE® Index, 5 Yrs		Class S MSCI EAFE® Index, 10 Yrs		Class S MSCI EAFE® Index, Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2045 Index 1 Yr		Class S2 S&P Target Date 2045 Index 5 Yrs		Class S2 S&P Target Date 2045 Index 10 Yrs		Class S2 S&P Target Date 2045 Index Since Inception	Class S2 Russell 3000® Index 1 Yr		Class S2 Russell 3000® Index 5 Yrs		Class S2 Russell 3000® Index 10 Yrs		Class S2 Russell 3000® Index Since Inception	Class S2 MSCI EAFE® Index, 1 Yr		Class S2 MSCI EAFE® Index, 5 Yrs		Class S2 MSCI EAFE® Index, 10 Yrs		Class S2 MSCI EAFE® Index, Since Inception	Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T S&P Target Date 2045 Index 1 Yr		Class T S&P Target Date 2045 Index 5 Yrs		Class T S&P Target Date 2045 Index 10 Yrs		Class T S&P Target Date 2045 Index Since Inception	Class T Russell 3000® Index 1 Yr		Class T Russell 3000® Index 5 Yrs		Class T Russell 3000® Index 10 Yrs		Class T Russell 3000® Index Since Inception	Class T MSCI EAFE® Index, 1 Yr		Class T MSCI EAFE® Index, 5 Yrs		Class T MSCI EAFE® Index, 10 Yrs		Class T MSCI EAFE® Index, Since Inception	Class T Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class T Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class T Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class T Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	16.07%	10.50%	8.74%		Apr. 29, 2005	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	16.57%	11.04%	9.28%		Apr. 29, 2005	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	16.29%	10.78%	9.02%		Apr. 29, 2005	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	16.13%	10.62%	8.85%		May 28, 2009	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	15.85%	10.27%	8.52%		Aug. 31, 2005	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.